Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Hoya Intermediate, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Segment Information
The following table represents our segment information for the year ended December 31, 2021 (in thousands):

	Marketplace	Resale	Consolidated
Revenues	$389,668	$53,370	$443,038
Cost of revenues (exclusive of depreciation and amortization shown separately below)	51,702	38,915	90,617
Marketing and selling	181,358	—	181,358

Contribution margin	$156,608	$14,455	171,063
General and administrative			92,170
Depreciation and amortization			2,322

Income from operations			76,571
Interest expense – net			58,179
Loss on extinguishment of debt			35,828
Other expenses			1,389

Loss before income taxes			$(18,825)

The following table represents our segment information for the year ended December 31, 2020 (in thousands):

	Marketplace	Resale	Consolidated
Revenues	$23,281	$11,796	$35,077
Cost of revenues (exclusive of depreciation and amortization shown separately below)	13,741	10,949	24,690
Marketing and selling	38,121	—	38,121

Contribution margin	$(28,581)	$847	(27,734)
General and administrative			66,199
Depreciation and amortization			48,247
Impairment charges			573,838

Loss from operations			(716,018)
Interest expense – net			57,482
Loss on extinguishment of debt			685

Net loss			$(774,185)

The following table represents our segment information for the year ended December 31, 2019 (in thousands):

	Marketplace	Resale	Consolidated
Revenues	$403,645	$65,280	$468,925
Cost of revenues (exclusive of depreciation and amortization shown separately below)	52,857	53,146	106,003
Marketing and selling	178,446	—	178,446

Contribution margin	$172,342	$12,134	184,476
General and administrative			101,335
Depreciation and amortization			93,078

Loss from operations			(9,937)
Interest expense—net			41,497
Loss on extinguishment of debt			2,414

Net loss			$(53,848)